Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - GBP (£) £ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	£ 151,199	£ 149,855
Prepayments	11,205	11,499
Accrued income	23,973	14,194
Research and development tax credit	8,481	4,884
Grant receivable	6,551	4,892
Other receivables	8,114	8,349
Total trade and other receivables	£ 209,523	£ 193,673	[1]

[1]	(1) Restated to include the effect of revisions arising from provisional to final acquisition accounting for GalaxE (refer to note 3C for details).